LICENSE AND SECURITIES PURCHASE AGREEMENTS - HST/GLORIA (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 12, 2023	Nov. 30, 2024	Oct. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
License And Securities Purchase Agreements [Line Items]
Consideration received		$ 19,000
Costs related to share purchase agreement						$ 702	$ 669	$ 0
Provision for doubtful accounts receivable				$ 800		(800)	800	0
Licence fee income						$ 1,180	22,917	4,610
Purchase Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Consideration received			$ 12,000
SCM license [Member]
License And Securities Purchase Agreements [Line Items]
Revenue recognition					$ 2,000
SCM support services [Member]
License And Securities Purchase Agreements [Line Items]
Revenue recognition							100
PDAC performance obligation [Member]
License And Securities Purchase Agreements [Line Items]
Revenue recognition							15,500
Gloria License Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Upfront Payment	$ 15,000
Development and regulatory entitled amount	49,000
Sales milestone amount	$ 197,000
Consideration received			$ 17,600
Gloria Purchase Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Aggregate American depositary shares			170,728
Purchase price per ADS			$ 85.44
Proceeds from sale or issue of treasury shares			$ 14,600
Share issue related costs			900
Consideration received			29,600
Costs Incurrent In Offering			$ 700
License Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Revenue recognition							15,000	$ 4,600
Delay in payment							$ 2,400
Minimum [Member] | Gloria License Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Royalties eligible margin	10.00%
Maximum [Member] | Gloria License Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Royalties eligible margin	20.00%